SECURITIES AND EXCHANGE COMMISSION
                               FORM 13F COVER PAGE

              REPORT FOR THE CALENDAR QUARTER ENDED MARCH 31, 2000

                   Check here if Amendment [ ]; Amendment No.

This Amendment

     [ ] is a restatement
     [ ] adds new holdings entries

 Institutional Investment Manager Filing this Report:

Name:      WYNNEFIELD CAPITAL MANAGEMENT, LLC

Address:   ONE PENN PLAZA, NEW YORK, NEW YORK  10119

================================================================================



         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Joshua H. Landes

Title:   Member, General Partner

Phone:   (212) 760-0814

/s/ JOSHUA H. LANDES
------------------------------------

New York, New York
May 15, 2000

Report Type (Check only one):

     [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

         List of Other Managers Reporting for this Manager:

FORM 13F File Number 28-7006

Name:  WYNNEFIELD CAPITAL, INC.

                              FORM 13F Summary Page


Report Summary:


Number of Other Managers:                   1


Form 13F Information Table Entry Total:     103


Form 13F Information Table Value Total:     $ 148,607,000
List of Other Included Managers:


         Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "none" and omit the column headings and list entries.]


No.  1


Form 13F File Number 28-7006


Name:    WYNNEFIELD CAPITAL, INC.

                                    FORM 13F
                                                                  --------------
                                                                  (SEC USE ONLY)
                                                                  --------------
          Name of Reporting Manager WYNNEFIELD CAPITAL MANAGEMENT, LLC
          Name of Manager #1 WYNNEFIELD CAPITAL, INC.

------------------------------------------------------------------------------------------------------------------------------------
       Item 1:    Item 2:     Item 3:       Item 4:     Item 5:                Item 6:           Item 7:         Item 8:
       Name of     Title    CUSIP Number  Fair Market  Shares or        Investment Discretion
       Issuer     of Class                   Value     Principal        ---------------------   Managers  Voting Authority (Shares)
                                                       Amount  (a)Sole (a)Shared-as (b)Shared-  See Instr.--------------------------
                                                                           Defined in    Other      V     (a)Sole (b)Shared (c)None
                                                                            Instr. V
------------------------------------------------------------------------------------------------------------------------------------
ADE Corp. Mass      COM      00089C107     386,000       18,150  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Royal Olympic       COM      V7780Z109     828,000      348,500  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Cruise Lines Inc.
------------------------------------------------------------------------------------------------------------------------------------
Airgas Inc.         COM      009363102   1,733,000      210,000  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Ambassadors Intl    COM      023178106   3,015,000      241,200                                 Filer + #1  X
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Ampal Amern Israel  CL A     032015109   1,155,000      700,000  X                              Filer + #1  X
Corp.
------------------------------------------------------------------------------------------------------------------------------------
Assisted Living     COM      04543L109     311,000      207,000  X                              Filer + #1  X
Concepts Inc.
------------------------------------------------------------------------------------------------------------------------------------
Audiovox Corp.      CL A     050757103     744,000       18,600  X                              Filer + #1
------------------------------------------------------------------------------------------------------------------------------------
Autotote Corp       CL A     053323101   1,568,000      380,000  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Avalon Hldgs Corp.  CL A     05343P109      90,000       19,400  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Aviall Inc. New     COM      05366B102   3,451,000      406,000  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
BI Incorporated     COM      055467203   2,285,000      315,125  X                              Filer + #1  X
                    NEW
------------------------------------------------------------------------------------------------------------------------------------
BTG Inc.            COM      05576J101     608,000       65,700  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Baker J Inc.        COM      057232100   4,981,000      759,000  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Baker J. Inc.       SUB HT   057232AA8     277,000      350,000  X                              Filer + #1  X
                    CONV
------------------------------------------------------------------------------------------------------------------------------------
Barrett Business    COM      068463100   3,740,000      626,686  X                              Filer + #1  X
Services Inc.
------------------------------------------------------------------------------------------------------------------------------------
Beverly Enterprises COM      087851309     249,000       70,000  X                              Filer + #1  X
Inc.                NEW
------------------------------------------------------------------------------------------------------------------------------------
Blonder Tongue      COM      093698108   2,660,000      343,200  X                              Filer + #1  X
Labs Inc.
------------------------------------------------------------------------------------------------------------------------------------
 TOTAL                                  28,481,000    5,078,561
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
       Item 1:    Item 2:     Item 3:       Item 4:     Item 5:                Item 6:           Item 7:         Item 8:
       Name of     Title    CUSIP Number  Fair Market  Shares or        Investment Discretion
       Issuer     of Class                   Value     Principal        ---------------------    Managers Voting Authority (Shares)
                                                       Amount  (a)Sole (a)Shared-as (b)Shared-  See Instr.--------------------------
                                                                           Defined in    Other      V     (a)Sole (b)Shared (c)None
                                                                            Instr. V
------------------------------------------------------------------------------------------------------------------------------------

Brush Wellman Inc.   COM     117421107   1,415,000       80,000  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Calton Inc. New      COM     131380206      75,000       25,500  X                              Filer + #1  X
                     NEW
------------------------------------------------------------------------------------------------------------------------------------
Channell Coml Corp.  COM     159186105     508,000       37,300  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
CTB Intl Corp.       COM     125960104   3,328,000      484,000  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Coastcast Corp.      COM     19057T108   1,029,000       62,600  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Tel     COM     203349105   5,443,000      112,375  X                              Filer + #1  X
Enterprises
------------------------------------------------------------------------------------------------------------------------------------
Connective Inc.      COM     206829103     344,000       20,000  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Continental          COM     211497102      81,000       34,000  X                              Filer + #1  X
Information Sys
New
------------------------------------------------------------------------------------------------------------------------------------
CN Energy Group      COM     12541M102     307,000       10,000  X                              Filer + #1  X
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Crestline Cap Corp.  COM     226153104   1,313,000       75,000  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Crown Group Inc.     COM     228359105     173,000       29,200                                 Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Crown Crafts Inc.    COM     228309100     533,000      387,700  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Datametrics Corp     COM     238085104     101,000      115,000  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Delta & Pine Lo Co   COM     247357106   4,732,000      245,000  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Denali Inc.          COM     248221103     163,000       50,000  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Ducommun Inc. Del    COM     264147109   1,190,000      126,900  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Dwyer Group Inc.     COM     267455103      43,000       15,000  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Ellis Perry Intl Inc.COM     208853104   2,200,000      200,000  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Farrel Corp NEW      COM     311667109     121,000       64,700  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Find SVP Inc.        COM NEW 317718302      69,000       26,300  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Firearms Training    CL  A   318120102       6,000       10,000  X                              Filer + #1  X
Sys Inc.
------------------------------------------------------------------------------------------------------------------------------------
First Aviation Svcs  COM     31865M108  10,215,000    1,857,192  X                              Filer + #1  X
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Foster L.B. Co.      COM     350060109     145,000       36,200  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Gatx Corp            COM     361448103   1,828,000       50,000  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                   34,333,000    4,153,967
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
       Item 1:    Item 2:     Item 3:       Item 4:     Item 5:                Item 6:           Item 7:         Item 8:
       Name of     Title    CUSIP Number  Fair Market  Shares or        Investment Discretion
       Issuer     of Class                   Value     Principal        ---------------------    Managers Voting Authority (Shares)
                                                       Amount  (a)Sole (a)Shared-as (b)Shared-  See Instr.--------------------------
                                                                           Defined in    Other      V     (a)Sole (b)Shared (c)None
                                                                            Instr. V
------------------------------------------------------------------------------------------------------------------------------------
G-III ApparelGroup   COM     36237H101    958,000       207,132  X                              Filer + #1  X
Ltd
------------------------------------------------------------------------------------------------------------------------------------
General              CL A    369385109  3,994,000       751,840  X                              Filer + #1  X
Communication Inc.
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp         COM     372917609    251,000        20,000  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Government Tech-     COM     383750106    519,000       166,175  X                              Filer + #1
nology Svcs Inc.
------------------------------------------------------------------------------------------------------------------------------------
Guess Inc.           COM     401617105    921,000        30,000  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Halsey Drug Co.      COM     406369108     32,000        18,500  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Harsco Corp          COM     415864107  1,328,000        46,000  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Hello Direct Inc.    COM     423402106  3,106,000       251,000  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
ICO Hldgs Inc.       COM     449293109    501,000       314,200  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
IT Group Inc.        COM     465266104    499,000        67,700  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
JPS Packaging Co.    COM     46623H102    523,000       167,250  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Jo-Ann Stores Inc.   CL B    47758P208  1,173,000       182,200  X                              Filer + #1  X
                     Non-tg
------------------------------------------------------------------------------------------------------------------------------------
LTV Corp. New        COM     501921100     69,000        20,000  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Layne Christensen    COM     521050104    673,000       149,500  X                              Filer + #1  X
Co.
------------------------------------------------------------------------------------------------------------------------------------
Ladish Inc.          COM     505754200  1,819,000       291,017  X                              Filer + #1  X
                     NEW
------------------------------------------------------------------------------------------------------------------------------------
Marisa Christina Inc.COM     570268102     89,000        52,600  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Mark IV Inds. Inc.   COM     570387100    869,000        39,600  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Mattel Inc.          COM     577081102    109,000        10,000  X                              Filer + #1
------------------------------------------------------------------------------------------------------------------------------------
Monmouth Cap Corp.   COM     609524105     78,000        30,275  X                              Filer + #1
------------------------------------------------------------------------------------------------------------------------------------
Monro Muffler Brake  COM     610236101  2,987,000       362,100  X                              Filer + #1  X
Inc.
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                  20,498,000     3,177,089
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
       Item 1:    Item 2:     Item 3:       Item 4:     Item 5:                Item 6:           Item 7:         Item 8:
       Name of     Title    CUSIP Number  Fair Market  Shares or        Investment Discretion
       Issuer     of Class                   Value     Principal        ---------------------    Managers Voting Authority (Shares)
                                                       Amount  (a)Sole (a)Shared-as (b)Shared-  See Instr.--------------------------
                                                                           Defined in    Other      V     (a)Sole (b)Shared (c)None
                                                                            Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Morton Industrial    CL A     619328107    551,000       113,010 X                              Filer + #1  X
Group
------------------------------------------------------------------------------------------------------------------------------------
MS Group Inc.        COM      628916108    156,000        10,000 X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
NASDAQ               Unite    631100104  2,046,000        20,000 X                              Filer + #1  X
                     Ser 1
------------------------------------------------------------------------------------------------------------------------------------
Niagara Corp         COM      653349100  1,158,000       280,619 X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Noodle Kidoodle Inc. COM      655370104    238,000        50,000 X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Opticare Health Sys  COM      68386P105  1,201,000       343,005 X                              Filer + #1  X
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Pboc Hldgs Inc       COM      69316G108  1,323,000       141,100 X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Penn Va Corp.        COM      707882106    218,000        13,000 X                              Filer + #1
------------------------------------------------------------------------------------------------------------------------------------
PMR Corp.            COM      693451106     97,000        21,600 X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Packaged Ice Inx     COM      695148106    102,000        24,700 X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Phillips Van Heusen  COM      718592108    298,000        38,200 X                              Filer + #1  X
Corp
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Gold Intl    COM      719068108  1,014,000       415,950 X                              Filer + #1  X
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Pinnacle Global      COM      723465100     61,000        18,000 X                              Filer + #1  X
Group Inc.
------------------------------------------------------------------------------------------------------------------------------------
Pricesmart Inc.E     COM      741511109 11,869,000       293,050 X                              Filer + #l
------------------------------------------------------------------------------------------------------------------------------------
Primark Corp         COM      741903108  1,945,000        80,000 X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
RCN Corp             COM      749361101    366,000         7,150 X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Rankin Automotive    COM      753050103     49,000        52,575 X                              Filer + #1  X
Group Inc.
------------------------------------------------------------------------------------------------------------------------------------
SCP Pool             COM      784020102  2,930,000       103,700 X                              Filer + #1
------------------------------------------------------------------------------------------------------------------------------------
Safety 1st; Inc.     COM      786475103  6,337,000       603,550 X                              Filer + #1
------------------------------------------------------------------------------------------------------------------------------------
Scheid Vineyards     CL A     806403101    388,000       100,000 X                              Filer + #1  X
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Sequa Corporation    CL A     817320104  3,088,000        75,000 X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Sequa Corporation    CL B     817320203    358,000         7,300 X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                   35,789,000     2,811,509
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
       Item 1:    Item 2:     Item 3:       Item 4:     Item 5:                Item 6:           Item 7:         Item 8:
       Name of     Title    CUSIP Number  Fair Market  Shares or        Investment Discretion
       Issuer     of Class                   Value     Principal        ---------------------    Managers Voting Authority (Shares)
                                                       Amount  (a)Sole (a)Shared-as (b)Shared-  See Instr.--------------------------
                                                                           Defined in    Other      V     (a)Sole (b)Shared (c)None
                                                                            Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Simon Transn Svcs    CL A    828813105  2,277,000       467,000  X                              Filer + #1  X
Inc.
------------------------------------------------------------------------------------------------------------------------------------
SOS Staffing Svcs    COM     78462X104    712,000       165,000  X                              Filer + #1  X
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Sola Intl Inc.       COM     834092108    175,000        26,900  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Specialty Catalog    COM     84748Q103  1,200,000       436,399  X                              Filer + #1  X
Corp
------------------------------------------------------------------------------------------------------------------------------------
Sunsource Inc.       COM     867948101    105,000        40,000  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Sylvan Inc.          COM     871371100  8,445,000     1,055,586  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Syntellect Inc.      COM     8761L105   1,010,000       248,700  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Tasty Baking Co.     COM     876553306  4,329,000       409,861  X                              Filer + #1
------------------------------------------------------------------------------------------------------------------------------------
TBC CORP             COM     872180104    318,000        63,500  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Tropical Sportswear  COM     89708P102  1,103,000        91,000  X                              Filer + #1  X
Intl Corp.
------------------------------------------------------------------------------------------------------------------------------------
Tyler Technologies   COM     902252105    255,000        40,000
Inc.
------------------------------------------------------------------------------------------------------------------------------------
US Home & Garden     COM     902939107    416,000       110,000
Inc.
------------------------------------------------------------------------------------------------------------------------------------
US Liquids Inc.      COM     902974104    450,000        75,000  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
US Inds Inc. New     COM     912080108  1,966,000       170,000  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Ventas Inc.          COM     92276F100  1,164,000       351,500  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Veterinary Ctrs      COM     925514101  1,636,000       120,100  X                              Filer + #1  X
Amer Inc.
------------------------------------------------------------------------------------------------------------------------------------
WHX  Corp            COM     929248102    309,000        45,000  X                              Filer + #1
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                  25,870,000     3,915,546
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
       Item 1:    Item 2:     Item 3:       Item 4:     Item 5:                Item 6:           Item 7:         Item 8:
       Name of     Title    CUSIP Number  Fair Market  Shares or        Investment Discretion
       Issuer     of Class                   Value     Principal        ---------------------    Managers Voting Authority (Shares)
                                                       Amount  (a)Sole (a)Shared-as (b)Shared-  See Instr.--------------------------
                                                                           Defined in    Other      V     (a)Sole (b)Shared (c)None
                                                                            Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Wackenhut Corp.      COM     929794303    191,000         20,000  X                              Filer + #1  X
                     Ser B
------------------------------------------------------------------------------------------------------------------------------------
Westmoreland Coal    COM     960878106  2,843,000        733,700  X                              Filer + #1  X
Co
------------------------------------------------------------------------------------------------------------------------------------
Weston Roy F Inc.    Cl A    961137106     81,000         38,000  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
Woodhead             COM     979438100    521,000         30,400  X                              Filer + #1  X
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                   3,636,000        822,100
------------------------------------------------------------------------------------------------------------------------------------
GRAND TOTAL                          $148,607,000.00  19,958,772
------------------------------------------------------------------------------------------------------------------------------------